Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 15, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 15, 2017
Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2017
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017